INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
Schedule Of Intangible Assets Consisted
				(in thousands)
		December 31, 2020			December 31, 2021
	Estimated Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value

Amortizing Intangible Assets:
Non Compete	2	62	(37)	25	62	$(62)	-

Total Intangible Assets, net		62	(37)	25	62	(62)	-